OTHER LIABILITIES	12 Months Ended
Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
OTHER LIABILITIES	26. OTHER LIABILITIES

		Group
	2025	2024
	£m	£m
Lease liabilities	72	88
Other	2,101	1,764
	2,173	1,852
At 31 December 2025, other liabilities included amounts due to Banco Santander group entities of £273m (2024: £67m).